Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

8.    Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Payroll payable	61,153	389,615	56,667
Accrued expenses	192,034	1,371,483	199,474
VAT and other tax payable	104,197	436,495	63,486
Others	3,009	28,074	4,085
	360,393	2,225,667	323,712

Accrued expenses primarily consisted of accrued advertising and marketing expenses.